UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01561)

Exact name of registrant as specified in charter:	Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Vista Fund

The fund's portfolio
4/30/09 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Automotive (2.2%)
Carlisle Cos., Inc.	168,870	$3,841,793
Copart, Inc. (NON)	166,200	5,217,018
Harley-Davidson, Inc.	469,400	10,401,904
		19,460,715

Banking (0.4%)
First Horizon National Corp.	278,000	3,199,780
		3,199,780

Biotechnology (1.4%)
Affymetrix, Inc. (NON)	1,066,500	5,001,885
Alexion Pharmaceuticals, Inc. (NON)	13,959	466,510
Sequenom, Inc. (NON)	441,265	1,597,379
Vertex Pharmaceuticals, Inc. (NON)	178,600	5,504,452
		12,570,226

Broadcasting (0.4%)
Discovery Communications, Inc. Class A (NON)	191,125	3,629,464
		3,629,464

Chemicals (2.9%)
CF Industries Holdings, Inc.	131,400	9,467,370
FMC Corp.	89,289	4,351,053
Intrepid Potash, Inc. (NON)	503,400	12,428,946
		26,247,369

Coal (0.5%)
Alpha Natural Resources, Inc. (NON)	219,500	4,495,360
		4,495,360

Commercial and consumer services (1.9%)
Alliance Data Systems Corp. (NON)	196,300	8,219,081
Priceline.com, Inc. (NON)	46,800	4,543,812
Watson Wyatt Worldwide, Inc. Class A	86,200	4,572,910
		17,335,803

Communications equipment (3.9%)
ADC Telecommunications, Inc. (NON)	1,037,457	7,635,684
CIENA Corp. (NON)	895,800	10,704,810
Comtech Telecommunications Corp. (NON)	138,271	4,627,930
F5 Networks, Inc. (NON)	183,100	4,993,137
Tellabs, Inc. (NON)	1,272,800	6,669,472
		34,631,033

Computers (1.9%)
Brocade Communications Systems, Inc. (NON)	2,867,611	16,574,792
		16,574,792

Conglomerates (0.8%)
SPX Corp.	160,800	7,424,136
		7,424,136

Consumer (1.0%)
Tiffany & Co.	321,900	9,315,786
		9,315,786

Electrical equipment (0.6%)
WESCO International, Inc. (NON)	220,100	5,722,600
		5,722,600

Electronics (6.6%)
Advanced Micro Devices, Inc. (NON)	2,494,200	9,004,062
Altera Corp.	331,200	5,401,872
Garmin, Ltd.	385,000	9,698,150
International Rectifier Corp. (NON)	519,902	8,775,946
MEMC Electronic Materials, Inc. (NON)	318,800	5,164,560
NVIDIA Corp. (NON)	1,100,100	12,629,148
Synopsys, Inc. (NON)	156,700	3,412,926
Zoran Corp. (NON)	523,661	4,681,529
		58,768,193

Energy (oil field) (3.5%)
Transocean, Ltd. (Switzerland) (NON)	126,500	8,536,220
Weatherford International, Ltd. (NON)	1,375,300	22,871,239

		31,407,459

Energy (other) (0.1%)
Optisolar, Inc. (acquired 4/24/09, cost $768,199)
(Private) (F)(RES)(NON)	123,903	768,199
		768,199

Engineering and construction (3.2%)
Fluor Corp.	118,000	4,468,660
KBR, Inc.	592,200	9,250,164
McDermott International, Inc. (NON)	898,800	14,506,632
		28,225,456

Environmental (0.8%)
Nalco Holding Co.	464,400	7,579,008
		7,579,008

Financial (1.2%)
CIT Group, Inc.	1,778,636	3,948,572
CME Group, Inc.	28,800	6,374,880
		10,323,452

Forest products and packaging (0.8%)
Sino-Forest Corp. (Canada) (NON)	810,800	7,097,729
		7,097,729

Gaming and lottery (1.0%)
International Game Technology	740,309	9,142,816
		9,142,816

Health-care services (0.4%)
Health Management Associates, Inc. Class A (NON)	715,000	3,339,050
		3,339,050

Homebuilding (0.9%)
Lennar Corp.	831,800	8,101,732
		8,101,732

Insurance (2.8%)
Hartford Financial Services Group, Inc. (The)	714,538	8,195,751
Manulife Financial Corp. (Canada)	584,600	9,996,660
Prudential Financial, Inc.	243,600	7,035,168
		25,227,579

Investment banking/Brokerage (2.7%)
Blackstone Group LP (The)	723,490	7,082,967
Greenhill & Co., Inc.	57,370	4,447,896
Invesco, Ltd.	409,400	6,026,368
TD Ameritrade Holding Corp. (NON)	433,300	6,893,803
		24,451,034

Lodging/Tourism (2.1%)
Starwood Hotels & Resorts Worldwide, Inc.	565,400	11,794,244
Wyndham Worldwide Corp.	599,069	6,997,126
		18,791,370

Machinery (2.4%)
Joy Global, Inc.	421,600	10,750,800
Terex Corp. (NON)	771,000	10,639,800
		21,390,600

Manufacturing (2.8%)
Cooper Industries, Ltd. Class A	133,800	4,387,302
Flowserve Corp.	138,000	9,370,200
Shaw Group, Inc. (NON)	338,400	11,346,552
		25,104,054

Media (0.5%)
Virgin Media, Inc.	532,500	4,110,900
		4,110,900

Medical technology (4.0%)
Edwards Lifesciences Corp. (NON)	58,766	3,724,589
Hologic, Inc. (NON)	610,000	9,064,600
IDEXX Laboratories, Inc. (NON)	157,800	6,201,540
Kinetic Concepts, Inc. (NON)	239,000	5,917,640
St. Jude Medical, Inc. (NON)	315,900	10,588,968
		35,497,337

Metals (6.7%)
Agnico-Eagle Mines, Ltd. (Canada)	164,800	7,269,328
Cameco Corp. (Canada)	288,200	6,568,078

Commercial Metals Co.	627,800	9,341,664
Ivanhoe Mines Ltd. (Canada) (NON)	977,700	6,267,057
Steel Dynamics, Inc.	1,005,700	12,520,965
Thompson Creek Metals Co., Inc. (Canada) (NON)	1,112,058	7,495,271
United States Steel Corp.	408,400	10,843,020
		60,305,383

Oil and gas (7.8%)
Anadarko Petroleum Corp.	154,900	6,669,994
Atwood Oceanics, Inc. (NON)	185,400	4,138,128
Cabot Oil & Gas Corp. Class A	381,000	11,502,390
Chesapeake Energy Corp.	264,900	5,221,179
Continental Resources, Inc. (NON)	257,400	6,010,290
EXCO Resources, Inc. (NON)	669,900	7,891,422
Noble Energy, Inc.	106,400	6,038,200
PetroHawk Energy Corp. (NON)	448,600	10,586,960
Range Resources Corp.	119,700	4,784,409
Rex Energy Corp. (NON) (AFF)	1,897,050	7,227,761
		70,070,733

Real estate (1.9%)
Jones Lang LaSalle, Inc.	98,229	3,169,850
Kimco Realty Corp. (R)	488,855	5,876,037
Liberty Property Trust (R)	311,000	7,569,740
		16,615,627

Regional Bells (1.2%)
Qwest Communications International, Inc.	2,833,900	11,023,871
		11,023,871

Restaurants (2.0%)
Starbucks Corp. (NON)	643,400	9,303,564
Wendy's/Arby's Group, Inc. Class A	1,659,800	8,299,000
		17,602,564

Retail (5.5%)
Advance Auto Parts, Inc.	149,200	6,527,500
CarMax, Inc. (NON)	508,031	6,482,476
Foot Locker, Inc.	572,900	6,811,781
GameStop Corp. (NON)	189,700	5,721,352
Macy's, Inc.	860,762	11,775,224
Men's Wearhouse, Inc. (The)	182,361	3,399,209
Nordstrom, Inc.	388,700	8,796,281
		49,513,823

Schools (--%)
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238)
(Private) (F)(RES)(NON)	125,000	1,250
		1,250

Semiconductor (0.9%)
Maxim Integrated Products, Inc.	625,315	8,473,018
		8,473,018

Shipping (3.5%)
Diana Shipping, Inc. (Greece)	378,999	5,950,284
DryShips, Inc. (Greece)	3,436,710	25,500,388
		31,450,672

Software (6.0%)
Autodesk, Inc. (NON)	523,800	10,444,572
BMC Software, Inc. (NON)	183,662	6,367,562
Cadence Design Systems, Inc. (NON)	1,162,400	6,486,192
Citrix Systems, Inc. (NON)	260,800	7,440,624
Electronic Arts, Inc. (NON)	362,500	7,376,875
McAfee, Inc. (NON)	167,000	6,269,180
Red Hat, Inc. (NON)	529,066	9,136,970
		53,521,975

Technology (0.8%)
Affiliated Computer Services, Inc. Class A (NON)	154,900	7,494,062
		7,494,062

Technology services (2.7%)
Baidu, Inc. ADR (China) (NON)	47,400	11,039,460
Fair Isaac Corp.	248,600	4,181,452
Sohu.com, Inc. (China) (NON)	172,500	8,995,875
		24,216,787

Telecommunications (3.1%)
EchoStar Corp. Class A (NON)	543,171	8,592,965
Sprint Nextel Corp. (NON)	1,644,700	7,170,892
ZTE Corp. (China)	3,573,570	12,056,240
		27,820,097

Textiles (0.9%)
VF Corp.		52,100	3,087,967
Warnaco Group, Inc. (The) (NON)		186,200	5,370,008
			8,457,975

Transportation services (0.7%)
UTI Worldwide, Inc.		451,100	6,071,806
			6,071,806

Total common stocks (cost $809,198,217)			$872,572,675

INVESTMENT COMPANIES (1.9%)(a)
		Shares	Value

iShares MSCI Brazil Index Fund		193,300	$8,717,830
Morgan Stanley China A Share Fund, Inc.		224,879	7,985,451

Total investment companies (cost $15,158,045)			$16,703,281

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Cheesecake Factory, Inc. (The) (Put)	Jun-09/$15.00	$412,431	$319,428
Cheesecake Factory, Inc. (The) (Put)	Jul-09/15.00	317,060	343,186
CIT Group, Inc. (Call)	Oct-09/2.50	2,087,964	1,315,000
Netflix, Inc. (Put)	Jun-09/40.00	419,638	731,345
P.F. Chang's China Bistro, Inc. (Put)	Jun-09/30.00	186,597	524,039
P.F. Chang's China Bistro, Inc. (Put)	Jul-09/30.00	146,119	521,513
Panera Bread Co. (Put)	Jun-09/55.00	204,256	719,390
Panera Bread Co. (Put)	Jul-09/55.00	143,518	668,780
Russell Midcap Growth Index (Put)	Jun-09/258.25	390,926	3,774,351

Total purchased options outstanding (cost $10,281,401)			$8,917,032

CONVERTIBLE PREFERRED STOCKS (--%)(a)
		Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
6/26/00, cost $2,240,735) (Private) (F)(RES)(NON)		878,186	$88

Total convertible preferred stocks (cost $2,240,735)			$88

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		3,435,379	$3,435,379
U.S. Treasury Bills for an effective yield of 0.37%,
December 17, 2009 (SEGSF)		$260,000	258,842

Total short-term investments (cost $3,694,757)			$3,694,221

TOTAL INVESTMENTS

Total investments (cost $840,573,155)(b)			$901,887,297

WRITTEN OPTIONS OUTSTANDING at 4/30/09 (premiums received $6,231,355) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Advance Auto Parts, Inc. (Call)	$149,200	May-09/$45.00	$156,346
Agnico-Eagle Mines, Ltd. (Call)	164,800	May-09/55.00	16,480
Carmax, Inc. (Call)	508,031	May-09/15.00	34,089
CIT Group, Inc. (Put)	2,087,964	Oct-09/2.50	2,082,953
Nordstrom, Inc. (Call)	388,700	May-09/25.00	274,539
Prudential Financial Inc. (Call)	243,600	May-09/30.00	463,327
Russell Midcap Growth Index (Put)	390,926	Jun-09/232.83	1,501,390
VF Corp. (Call)	52,100	May-09/70.00	4,864
Warnaco Group, Inc. (The) (Call)	186,200	May-09/25.00	856,706

Total			$5,390,694

NOTES

(a) Percentages indicated are based on net assets of $895,870,249.

(b) The aggregate identified cost on a tax basis is $841,544,420, resulting in gross unrealized appreciation and depreciation of $131,680,337 and $71,337,460, respectively, or net unrealized appreciation of $60,342,877.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2009 was $769,537 or less than 0.1% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Rex Energy Corp.	$6,614,980	$--	$--	$7,227,761

Totals	$6,614,980	$--	$--	$7,227,761

Market values are shown for those securities affiliated at period end.

(SEGSF) This security was pledged and segregated with the custodian for collateral on certain derivative contracts.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $121,822 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $77,594,404 and $160,422,947, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,035 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $38,887,085 and $35,441,706, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On April 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At April 30, 2009, liquid assets totaling $1,253,376 have been designated as collateral for open options.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$879,885,646	$--

Level 2	21,232,114	840,661

Level 3	769,537	--

Total	$901,887,297	$840,661

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of April 30, 2009:

	Investments in securities	Other financial instruments

Balance as of July 31, 2009	$--	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	--	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3 [1]	769,537	--

Balance as of April 30, 2009	$769,537	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

1 Represents Level 3 securities acquired in merger with Putnam OTC & Emerging Growth Fund.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of April 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$--	$--

Foreign exchange contracts	--	--

Credit contracts	--	--

Equity contracts	2,124,063	2,647,771

Total	$2,124,063	$2,647,771

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Vista Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009